Certain Concentrations (Tables)	12 Months Ended
Sep. 01, 2016
Risks and Uncertainties [Abstract]
Schedule of Market Concentration Risk
Markets with concentrations of net sales were approximately as follows:

For the year ended	2016	2015	2014
Compute and graphics	20%	25%	30%
Mobile	20%	25%	20%
SSDs and other storage	20%	20%	20%
Automotive, industrial, medical, and other embedded	15%	10%	10%
Server	10%	15%	10%